Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash at bank and in hand	$ 1,035	$ 956
Money market funds and other cash equivalents	9,515	7,245
Balance per Group balance sheet	10,550	8,201
Bank overdrafts repayable on demand (unsecured)	(3)	(12)
Balance per Group cash flow statement	$ 10,547	$ 8,189	$ 9,354	$ 12,400